ENTITY-WIDE DISCLOSURES -Disclosure of Non-current Assets Allocated To Geographic Areas (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Disaggregation of Non-current assets [Line Items]
Other non-current assets	$ 839,883	$ 1,073,226
Property, plant and equipment	187,661,813	160,756,328
Right-of-use assets	88,206,379	60,508,354	$ 60,902,362
Intangible assets	192,267,677	151,364,023
Contract asset	13,234,458	13,211,006
Non-current assets	482,210,210	386,912,937
Canada
Disclosure of Disaggregation of Non-current assets [Line Items]
Other non-current assets	654,556	708,440
Property, plant and equipment	90,855,153	81,602,840
Right-of-use assets	32,736,889	10,836,851
Intangible assets	183,799,520	144,213,010
Contract asset	13,234,458	13,211,006
Non-current assets	321,280,576	250,572,147
United States
Disclosure of Disaggregation of Non-current assets [Line Items]
Other non-current assets	185,327	364,786
Property, plant and equipment	96,806,660	79,153,488
Right-of-use assets	55,469,490	49,671,503
Intangible assets	8,468,157	7,151,013
Contract asset	0	0
Non-current assets	$ 160,929,634	$ 136,340,790